Related Party Transactions (Details) - Schedule of Accounts Receivable from Related Franchisees - USD ($)	Apr. 30, 2024	Oct. 31, 2023
Schedule of Accounts Receivable from Related Franchisees [Line Items]
Accounts receivable	$ 1,207,752	$ 158,197
Yulin Jiuzi New Energy Automobile Co., Ltd [Member]
Schedule of Accounts Receivable from Related Franchisees [Line Items]
Accounts receivable		15,055
Zhejiang Jiuzi New Energy Network Technology Co., Ltd. [Member]
Schedule of Accounts Receivable from Related Franchisees [Line Items]
Accounts receivable	22,099	38,267
Jiuzi Haoche (Hangzhou) Automobile Service Co., Ltd. [Member]
Schedule of Accounts Receivable from Related Franchisees [Line Items]
Accounts receivable	$ 1,185,653	$ 104,875